Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000028070 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028070 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028070 | Guidewire Software, Inc. - FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028070 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028070 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | Armstrong World Industries, Inc. - FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | BWX Technologies, Inc. - FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | Coherent Corp. - FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | Nutanix, Inc., Class A - FR_67059N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | Celestica, Inc. - FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028070 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028070 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028070 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028070 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028070 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028070 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028067 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028067 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028067 | Guidewire Software, Inc. - FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028067 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028067 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | Armstrong World Industries, Inc. - FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | BWX Technologies, Inc. - FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | Coherent Corp. - FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | Nutanix, Inc., Class A - FR_67059N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | Celestica, Inc. - FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028067 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028067 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028067 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028067 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028067 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028067 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028067 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028067 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028067 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028067 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028067 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028067 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028069 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028069 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028069 | Guidewire Software, Inc. - FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028069 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028069 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | Armstrong World Industries, Inc. - FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | BWX Technologies, Inc. - FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | Coherent Corp. - FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | Nutanix, Inc., Class A - FR_67059N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | Celestica, Inc. - FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028069 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028069 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028069 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028069 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028069 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028069 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028069 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028069 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028069 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028069 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028069 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028069 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028073 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028073 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028073 | Guidewire Software, Inc. - FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028073 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028073 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | Armstrong World Industries, Inc. - FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | BWX Technologies, Inc. - FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | Coherent Corp. - FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | Nutanix, Inc., Class A - FR_67059N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | Celestica, Inc. - FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028073 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028073 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028073 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028073 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028073 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028073 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028073 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028073 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028073 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028073 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000144785 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144785 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144785 | Guidewire Software, Inc. - FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144785 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144785 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | Armstrong World Industries, Inc. - FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | BWX Technologies, Inc. - FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | Coherent Corp. - FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | Nutanix, Inc., Class A - FR_67059N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | Celestica, Inc. - FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000144785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000144785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000144785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000144785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144785 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144785 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144785 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)